Note 6 - Earnings (Loss) per Share (Detail) - Diluted Earnings Per Share	3 Months Ended		6 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Weighted average number of common shares at September 30	27,096,086	26,729,086	27,096,086	26,729,086
Effect of share options on issue	691,900		691,900
Effect of share warrants on issue	133,417		133,417
Diluted Weighted average number of common shares at September 30	22,875,748	27,079,086	25,384,789	27,004,496